Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of the dates indicated:

	December 31, 2021
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$25,001	$—	$—	$25,001
Total assets	25,001	—	—	25,001
Liabilities:
Derivative liabilities, noncurrent	—	—	2,015	2,015
Warrant liabilities - Public Warrants	19,599	—	—	19,599
Warrant liabilities - Private Placement Warrants	—	—	9,733	9,733
Total liabilities	$19,599	$—	$11,748	$31,347

	December 31, 2020
	Level 1	Level 2	Level 3	Aggregate Fair Value
Assets:
Money market funds	$25,016	$—	$—	$25,016
Total assets	25,016	—	—	25,016
Liabilities:
Derivative liabilities, noncurrent	—	—	4,343	4,343
Class B Units - related party	—	—	593,235	593,235
Total liabilities	$—	$—	$597,578	$597,578
The level 3 liabilities that related to our Class B Units and certain employee and non-employee contracts with embedded derivatives, see Note 8, Derivative Financial Instruments and Note 11, Stock-Based Compensation.
On the date of the Transactions, the fair value of the Public Warrants and the Private Placement Warrants was estimated using a Monte Carlo simulation model. The fair value of the Public Warrants was subsequently measured based on the listed market price of such warrants at the end of the reporting period. The fair value of the Private Placement Warrants was subsequently estimated using a Monte Carlo simulation model at the end of the reporting period. The Company estimates the fair value of the warrants at each reporting period, with changes in fair value recognized in the consolidated statements of operations.
The estimated fair value of the warrant liabilities – Public Warrants is determined using Level 1 inputs. The estimated fair value of the warrant liabilities – Private Placement Warrants is determined using Level 3 inputs.
Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of
December 31, 2021
Stock price	$7.54
Exercise Price	$11.50
Expected life of the warrants to convert (years)	4.56
Volatility	29.70%
Risk-free rate	1.19%
The following table summarizes the change in fair value of the derivative liabilities during the years ended December 31, 2019, 2020, and 2021:

Balance – January 1, 2019	$113,221
Change in fair value of derivative instruments	478
Incremental Class B Units	8,611
Change in fair value of Class B Units	(3,003)
Balance – December 31, 2019	119,307
Change in fair value of derivative instruments	3,069
Incremental Class B Units	18,745
Change in fair value of Class B Units	456,457
Balance – December 31, 2020	597,578
Incremental Class B Units	206,914
Establishment of warrant liabilities on July 21, 2021 (date of the Transactions)	45,021
Change in fair value of derivative instruments	(18,017)
Change in fair value of Class B Units	728,079
Reclassification of Class B Units from liability to equity on July 21, 2021 (date of the Transactions)	(1,528,228)
Balance – December 31, 2021	$31,347
The following table summarizes the change in fair value of the Class B Units by income statement line item during the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$136,417	$86,907	$(548)
Sales and marketing	10,870	6,545	—
General and administrative	580,792	363,005	(2,455)
Total change in fair value of Class B Units	$728,079	$456,457	$(3,003)
To derive the fair value of the Class B Units, we estimated the fair value of Class B Units using a valuation technique. For more information regarding the valuation of the Class B Units, see Note 11, Stock-Based Compensation. As more fully described in Note 1, we completed our Transactions in July 2021, and all Class B Units fully vested as of the transaction date, and the original operating agreement was terminated and replaced by a new operating agreement consistent with the Company’s Up-C structure. This new operating agreement does not contain the put and call options that existed under the previous operating agreement, and the Common Units under the new operating agreement are treated as common equity and do not generate stock-based compensation expense. The Class B Units liability was reclassified to equity as of the transaction date.